9. Convertible Debt: Schedule of Debt (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012
Details
Convertible Notes Payable	$ 4,962,265
Total long-term liabilities	$ 4,101,212	$ 3,237,792